GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 97.4%
Argentina — 0.2%
MercadoLibre, Inc.*	2,822	$3,054,759
Australia — 1.3%
AGL Energy Ltd.	66,200	647,227
Aristocrat Leisure Ltd.	97,644	2,116,624
Beach Energy Ltd.	395,200	377,621
CSL Ltd.	16,372	3,384,216
Fortescue Metals Group Ltd.	201,900	2,369,926
Harvey Norman Holdings Ltd.	196,000	639,094
Inghams Group Ltd.	268,900	575,920
Metcash Ltd.	412,500	817,196
Perenti Global Ltd.	432,300	356,385
Qantas Airways Ltd.*	292,200	859,997
Rio Tinto Ltd.	20,600	1,396,992
Service Stream Ltd.	343,700	507,429
St. Barbara Ltd.	343,600	736,520
Stockland, REIT	279,500	761,417
Super Retail Group Ltd.	105,600	801,002
		16,347,566
Austria — 0.2%
BAWAG Group AG, 144A*	20,500	740,660
OMV AG*	33,700	923,996
Wienerberger AG*	26,400	697,017
		2,361,673
Belgium — 0.2%
Bekaert SA	22,500	467,694
Telenet Group Holding NV	18,900	734,126
UCB SA	15,000	1,702,854
		2,904,674
Canada — 2.0%
Brookfield Asset Management, Inc. (Class A Stock)(a)	35,977	1,189,400
Canadian National Railway Co.	40,843	4,349,777
Dollarama, Inc.	57,094	2,188,485
Enbridge, Inc.	65,301	1,906,789
Magna International, Inc.	66,304	3,033,408
Shopify, Inc. (Class A Stock)*(a)	7,812	7,991,442
TC Energy Corp.	94,100	3,954,082
		24,613,383
China — 3.0%
Alibaba Group Holding Ltd.*	242,944	8,753,315
Alibaba Group Holding Ltd., ADR*	30,849	9,068,989
China Resources Cement Holdings Ltd.	1,042,000	1,436,225
Kingboard Holdings Ltd.	216,000	714,872
Lee & Man Paper Manufacturing Ltd.	1,049,000	763,414
NetEase, Inc.	207,825	3,724,259
TAL Education Group, ADR*	61,242	4,656,842
Tencent Holdings Ltd.	104,800	7,066,222
		36,184,138
Denmark — 1.3%
Chr Hansen Holding A/S	9,023	1,000,293
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Coloplast A/S (Class B Stock)	22,360	$3,528,989
Danske Bank A/S*	61,200	829,616
Dfds A/S*	11,300	378,338
DSV Panalpina A/S	16,014	2,601,739
Novo Nordisk A/S (Class B Stock)	53,683	3,710,048
Orsted A/S, 144A	25,663	3,521,241
Pandora A/S	10,800	773,120
		16,343,384
Finland — 0.4%
Neste OYJ	53,442	2,806,741
Nordea Bank Abp*	83,600	637,507
Valmet OYJ	41,500	1,024,593
		4,468,841
France — 4.0%
Airbus SE*	29,446	2,141,961
Arkema SA	11,900	1,260,402
AXA SA	54,100	997,573
BNP Paribas SA*	28,200	1,022,227
Bouygues SA	27,600	957,753
Capgemini SE	31,077	3,985,172
Cie de Saint-Gobain*	15,800	664,421
Cie Generale des Etablissements Michelin SCA	9,600	1,023,439
CNP Assurances*	55,200	689,910
Credit Agricole SA*	78,500	686,897
Engie SA*	49,600	663,162
L’Oreal SA	9,324	3,031,092
LVMH Moet Hennessy Louis Vuitton SE	12,269	5,737,389
Natixis SA*	146,400	328,707
Nexity SA	13,100	399,267
Orange SA	100,700	1,047,936
Peugeot SA*	42,800	775,960
Rubis SCA	15,500	622,182
Safran SA*	27,883	2,748,308
Sanofi	39,700	3,969,175
Sartorius Stedim Biotech	5,885	2,030,975
Societe BIC SA	15,900	834,244
Societe Generale SA*	28,600	377,964
Sopra Steria Group*	7,100	1,129,808
Teleperformance	6,885	2,122,996
TOTAL SE	58,800	2,006,166
TOTAL SE, ADR	202,333	6,940,022
		48,195,108
Germany — 2.5%
Allianz SE	8,900	1,707,131
Aurubis AG	10,800	733,767
Bayer AG	23,300	1,434,846
Bayerische Motoren Werke AG	12,500	905,174
Daimler AG	17,600	946,119
Deutsche Lufthansa AG*(a)	54,200	466,648
Deutsche Post AG	60,200	2,737,500
Deutsche Telekom AG	59,200	989,415
Evonik Industries AG	36,500	944,767
A1

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Fresenius SE & Co. KGaA	25,700	$1,168,417
HOCHTIEF AG	11,400	885,853
Infineon Technologies AG	166,672	4,687,480
METRO AG	35,200	351,285
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,500	1,139,006
Rational AG	3,518	2,758,652
Rheinmetall AG	9,200	827,194
SAP SE	24,410	3,793,500
Siltronic AG	8,900	799,357
TeamViewer AG, 144A*	17,936	885,277
United Internet AG	24,700	944,626
Volkswagen AG*(a)	10,600	1,850,953
		30,956,967
Hong Kong — 0.6%
AIA Group Ltd.	375,200	3,719,441
PAX Global Technology Ltd.	933,000	564,319
Skyworth Group Ltd.*	793,433	228,995
Tongda Group Holdings Ltd.	8,180,000	442,946
WH Group Ltd., 144A	1,291,500	1,056,942
Xinyi Glass Holdings Ltd.	616,000	1,245,110
Yue Yuen Industrial Holdings Ltd.	296,500	481,835
		7,739,588
India — 0.5%
HDFC Bank Ltd., ADR*	41,574	2,077,037
Reliance Industries Ltd., 144A, GDR	70,653	4,298,785
		6,375,822
Ireland — 0.4%
Kingspan Group PLC*	44,800	4,079,531
Smurfit Kappa Group PLC	23,100	905,515
		4,985,046
Israel — 0.1%
Check Point Software Technologies Ltd.*	9,500	1,143,230
Italy — 0.5%
A2A SpA	546,200	794,489
Enel SpA	280,300	2,432,541
Leonardo SpA	97,000	567,546
Mediobanca Banca di Credito Finanziario SpA	87,600	686,451
Pirelli & C SpA, 144A*	106,956	458,694
UnipolSai Assicurazioni SpA	253,700	661,989
		5,601,710
Japan — 6.1%
AGC, Inc.	42,400	1,242,295
Aozora Bank Ltd.	36,000	597,230
Asahi Intecc Co. Ltd.	49,100	1,541,689
Astellas Pharma, Inc.	152,500	2,272,246
Brother Industries Ltd.	44,300	703,198
Credit Saison Co. Ltd.	42,600	451,272
Daikin Industries Ltd.	21,300	3,916,941
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	31,900	$818,408
DTS Corp.	27,600	587,137
EDION Corp.	63,900	668,577
Haseko Corp.	53,900	707,429
Hazama Ando Corp.	85,900	593,956
Hitachi Capital Corp.	28,500	671,030
Hitachi Ltd.	27,000	914,173
Honda Motor Co. Ltd.	33,200	782,716
Hoya Corp.	31,600	3,567,465
Isuzu Motors Ltd.	78,200	683,928
ITOCHU Corp.	69,900	1,787,288
Japan Airlines Co. Ltd.*	35,700	668,791
Japan Aviation Electronics Industry Ltd.	46,000	633,822
Kaneka Corp.	14,800	414,891
KDDI Corp.	90,800	2,289,373
Keiyo Bank Ltd. (The)	76,500	354,269
Keyence Corp.	12,100	5,638,775
Lintec Corp.	30,000	698,228
Marubeni Corp.	173,200	981,870
Matsumotokiyoshi Holdings Co. Ltd.	23,800	868,650
Medipal Holdings Corp.	17,800	356,524
Mitsubishi Chemical Holdings Corp.	82,800	476,844
Mitsubishi Gas Chemical Co., Inc.	70,200	1,304,033
Mitsubishi UFJ Financial Group, Inc.	274,000	1,083,685
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	765,480
Mitsui & Co. Ltd.	56,300	966,351
Mitsui Chemicals, Inc.	42,400	1,016,783
Mizuho Financial Group, Inc.	73,620	919,311
Nihon M&A Center, Inc.	40,800	2,333,091
Nikon Corp.	45,200	303,954
Nippon Telegraph & Telephone Corp.	117,400	2,392,987
Nishi-Nippon Financial Holdings, Inc.	48,600	339,072
Nisshin Oillio Group Ltd. (The)	21,400	646,744
Nomura Holdings, Inc.	239,300	1,086,516
Nomura Real Estate Holdings, Inc.	38,100	722,470
NTT DOCOMO, Inc.	22,000	811,229
Obayashi Corp.	84,600	768,078
ORIX Corp.	64,800	804,622
Rengo Co. Ltd.	65,200	492,175
Resona Holdings, Inc.	366,600	1,246,203
Sankyu, Inc.	18,100	711,947
Sawai Pharmaceutical Co. Ltd.	14,300	721,028
Shionogi & Co. Ltd.	21,300	1,139,766
Shiseido Co. Ltd.	39,400	2,260,283
SKY Perfect JSAT Holdings, Inc.	151,000	660,101
SMC Corp.	6,800	3,773,535
Sompo Holdings, Inc.	26,600	916,547
Sumitomo Corp.	109,000	1,306,688
Sumitomo Forestry Co. Ltd.	27,000	429,546
Sumitomo Heavy Industries Ltd.	32,300	748,602
Sumitomo Mitsui Financial Group, Inc.	40,900	1,136,025
Teijin Ltd.	67,300	1,043,096
Toagosei Co. Ltd.	28,700	307,921
Toho Holdings Co. Ltd.	12,400	267,552
Tokuyama Corp.	26,500	638,476
Towa Pharmaceutical Co. Ltd.	28,200	565,539
Toyota Motor Corp.	15,730	1,037,349

A2

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Tsubakimoto Chain Co.	17,000	$400,622
Ube Industries Ltd.	41,500	699,801
Ulvac, Inc.	21,200	769,378
Yokohama Rubber Co. Ltd. (The)	45,000	639,585
		74,065,186
Netherlands — 2.3%
ABN AMRO Bank NV, 144A, CVA*	45,300	380,506
Adyen NV, 144A*	2,692	4,959,516
Aegon NV	215,700	561,404
ASML Holding NV	7,568	2,791,109
ING Groep NV*	93,300	662,774
Koninklijke Ahold Delhaize NV	95,900	2,840,717
NN Group NV	27,800	1,043,496
NXP Semiconductors NV	98,855	12,338,092
Royal Dutch Shell PLC (Class B Stock)	69,700	844,932
Signify NV, 144A*	46,800	1,735,650
		28,158,196
New Zealand — 0.2%
Air New Zealand Ltd.*	485,600	443,270
Fisher & Paykel Healthcare Corp. Ltd.	82,768	1,817,956
		2,261,226
Norway — 0.4%
DNB ASA*	68,200	940,907
Equinor ASA	41,200	585,441
Leroy Seafood Group ASA	148,600	855,194
TOMRA Systems ASA*	47,079	2,024,894
Yara International ASA	14,900	573,426
		4,979,862
Portugal — 0.0%
Altri SGPS SA	46,700	204,912
Singapore — 0.2%
DBS Group Holdings Ltd.	62,300	914,951
Venture Corp. Ltd.	79,500	1,124,119
		2,039,070
South Africa — 0.1%
Anglo American PLC	40,600	978,481
Investec PLC	79,700	146,732
		1,125,213
Spain — 0.5%
Amadeus IT Group SA	41,851	2,329,903
Banco Santander SA*	373,900	699,099
Enagas SA	18,000	414,546
Mapfre SA	494,400	775,152
Repsol SA	117,700	788,385
Telefonica SA	176,500	606,130
		5,613,215
Sweden — 1.7%
Atlas Copco AB (Class A Stock)	86,943	4,147,097
Boliden AB	35,400	1,050,798
Hexagon AB (Class B Stock)*	68,696	5,181,423
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Nibe Industrier AB (Class B Stock)*	80,725	$2,077,370
Sandvik AB*	35,300	688,446
Securitas AB (Class B Stock)*	65,700	1,005,008
Skanska AB (Class B Stock)*	31,100	656,071
SKF AB (Class B Stock)	70,400	1,451,032
Swedbank AB (Class A Stock)*	18,400	288,335
Swedish Orphan Biovitrum AB*	51,000	1,235,961
Volvo AB (Class B Stock)*	133,200	2,567,850
		20,349,391
Switzerland — 2.9%
Adecco Group AG	15,300	805,070
Baloise Holding AG	6,000	881,993
Credit Suisse Group AG	136,900	1,371,166
dormakaba Holding AG*	1,200	649,583
Helvetia Holding AG	7,600	646,449
Landis+Gyr Group AG*	5,300	290,307
Lonza Group AG	8,220	5,062,704
Novartis AG	19,700	1,707,812
Partners Group Holding AG	3,391	3,121,799
Roche Holding AG	18,600	6,371,341
Sika AG	14,738	3,614,526
Straumann Holding AG	3,624	3,656,037
Swiss Life Holding AG	3,900	1,475,863
Temenos AG	19,948	2,682,793
UBS Group AG	135,100	1,506,060
Zurich Insurance Group AG	4,700	1,636,112
		35,479,615
Taiwan — 0.7%
Sea Ltd., ADR*(a)	14,560	2,242,822
Taiwan Semiconductor Manufacturing Co. Ltd.	385,000	5,816,468
		8,059,290
United Kingdom — 4.3%
3i Group PLC	92,900	1,195,037
Ashtead Group PLC	95,806	3,445,892
Aviva PLC	197,000	724,753
Babcock International Group PLC	113,300	365,955
BAE Systems PLC	251,200	1,558,005
Barclays PLC*	373,500	470,821
Barratt Developments PLC	61,900	378,917
Bellway PLC	23,200	701,555
BP PLC	57,200	166,300
British American Tobacco PLC	75,200	2,699,048
BT Group PLC	455,900	577,857
Centrica PLC	457,200	236,521
CK Hutchison Holdings Ltd.	160,300	970,968
Compass Group PLC	144,064	2,165,327
Crest Nicholson Holdings PLC*	143,814	367,250
Diageo PLC	58,801	2,016,998
Dialog Semiconductor PLC*	14,700	641,318
Experian PLC	109,928	4,133,604
GlaxoSmithKline PLC	184,500	3,451,708
Go-Ahead Group PLC (The)	34,500	258,654
Halma PLC	66,987	2,020,692

A3

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Imperial Brands PLC	56,400	$995,124
Inchcape PLC*	66,600	378,150
International Consolidated Airlines Group SA(a)	150,000	182,723
J Sainsbury PLC	458,700	1,128,214
Keller Group PLC	48,200	378,349
Kingfisher PLC	357,200	1,366,341
Legal & General Group PLC	302,800	731,613
Lloyds Banking Group PLC*	1,666,000	564,326
London Stock Exchange Group PLC	33,404	3,821,623
Marks & Spencer Group PLC	279,900	351,208
Micro Focus International PLC*	34,519	109,296
National Express Group PLC*	114,300	225,071
Paragon Banking Group PLC	105,900	455,145
Premier Foods PLC*(a)	357,756	428,255
QinetiQ Group PLC	88,900	317,718
Redrow PLC*	77,600	403,980
Rentokil Initial PLC*	355,192	2,450,571
Royal Mail PLC	79,900	245,691
Segro PLC, REIT	239,393	2,880,047
Spirax-Sarco Engineering PLC	16,137	2,297,966
Tate & Lyle PLC	141,000	1,209,948
Taylor Wimpey PLC	263,400	367,722
Tesco PLC	611,284	1,676,154
Vesuvius PLC*	81,100	413,453
Vistry Group PLC*	39,822	292,315
Wm Morrison Supermarkets PLC	118,000	258,465
		52,476,648
United States — 60.8%
AbbVie, Inc.	55,165	4,831,902
Adobe, Inc.*	22,018	10,798,288
Alphabet, Inc. (Class C Stock)*	11,239	16,516,834
Amazon.com, Inc.*	6,695	21,080,747
Ameren Corp.	37,788	2,988,275
American International Group, Inc.	230,368	6,342,031
Applied Materials, Inc.	100,443	5,971,336
Atlassian Corp. PLC (Class A Stock)*	8,924	1,622,294
Autodesk, Inc.*	63,762	14,729,660
Bank of America Corp.	107,777	2,596,348
Becton, Dickinson & Co.	22,461	5,226,225
Boeing Co. (The)	18,946	3,131,016
Brown-Forman Corp. (Class B Stock)(a)	163,051	12,281,001
Bunge Ltd.	61,815	2,824,946
Capital One Financial Corp.	18,665	1,341,267
Caterpillar, Inc.	12,850	1,916,578
CF Industries Holdings, Inc.	99,227	3,047,261
Charles Schwab Corp. (The)	87,368	3,165,343
Chubb Ltd.	64,949	7,541,878
Cintas Corp.	44,587	14,839,891
Cisco Systems, Inc.	128,982	5,080,601
Coca-Cola Co. (The)	52,941	2,613,697
Comcast Corp. (Class A Stock)	95,753	4,429,534
Conagra Brands, Inc.	120,394	4,299,270
ConocoPhillips	64,292	2,111,349
Costco Wholesale Corp.	31,560	11,203,800
Cummins, Inc.	14,263	3,011,775
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CVS Health Corp.	82,547	$4,820,745
Danaher Corp.	70,229	15,122,411
DexCom, Inc.*	35,619	14,683,220
DuPont de Nemours, Inc.	125,661	6,971,672
Edison International	75,195	3,822,914
Edwards Lifesciences Corp.*	164,054	13,094,790
Elanco Animal Health, Inc.*	99,639	2,782,917
Electronic Arts, Inc.*	149,197	19,456,781
Equitable Holdings, Inc.	138,203	2,520,823
Estee Lauder Cos., Inc. (The) (Class A Stock)	55,688	12,153,906
Exxon Mobil Corp.	92,890	3,188,914
Fifth Third Bancorp	260,820	5,560,682
Fortive Corp.	173,326	13,209,174
Fortune Brands Home & Security, Inc.	30,797	2,664,556
Fox Corp. (Class B Stock)	106,617	2,982,077
General Electric Co.	1,229,300	7,658,539
Genpact Ltd.	325,987	12,697,194
Gilead Sciences, Inc.	35,514	2,244,130
Hologic, Inc.*	70,970	4,717,376
Illinois Tool Works, Inc.	16,183	3,126,717
International Paper Co.	142,589	5,780,558
Intuit, Inc.	48,509	15,824,121
Intuitive Surgical, Inc.*	27,079	19,213,634
Johnson & Johnson	44,145	6,572,308
JPMorgan Chase & Co.	43,371	4,175,326
Kimberly-Clark Corp.	23,808	3,515,489
Kohl’s Corp.	10,806	200,235
L3Harris Technologies, Inc.	62,156	10,556,575
Las Vegas Sands Corp.	43,814	2,044,361
Lululemon Athletica, Inc.*	43,198	14,228,125
Marsh & McLennan Cos., Inc.	40,502	4,645,579
Mastercard, Inc. (Class A Stock)	52,752	17,839,144
Match Group, Inc.*	67,319	7,448,847
Medtronic PLC	71,767	7,458,027
Merck & Co., Inc.	24,290	2,014,856
MetLife, Inc.	144,151	5,358,093
Microsoft Corp.	139,827	29,409,813
Morgan Stanley	204,171	9,871,668
News Corp. (Class A Stock)	189,812	2,661,164
NextEra Energy, Inc.	19,628	5,447,948
Nielsen Holdings PLC	114,579	1,624,730
PayPal Holdings, Inc.*	104,564	20,602,245
PepsiCo, Inc.	17,510	2,426,886
Perrigo Co. PLC	53,491	2,455,772
Pfizer, Inc.	122,429	4,493,144
Philip Morris International, Inc.	73,458	5,508,615
Pioneer Natural Resources Co.	26,507	2,279,337
QUALCOMM, Inc.	80,252	9,444,055
Rockwell Automation, Inc.	9,829	2,169,064
Roper Technologies, Inc.	35,826	14,155,211
salesforce.com, Inc.*	59,862	15,044,518
SBA Communications Corp., REIT	53,716	17,107,472
Schlumberger NV	86,316	1,343,077
Sempra Energy	17,757	2,101,719
Sherwin-Williams Co. (The)	22,982	16,012,479
Signature Bank	21,046	1,746,608
SL Green Realty Corp., REIT(a)	45,641	2,116,373

A4

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Southern Co. (The)	168,810	$9,152,878
Southwest Airlines Co.	72,684	2,725,650
State Street Corp.	53,637	3,182,283
Stericycle, Inc.*(a)	32,040	2,020,442
TE Connectivity Ltd.	29,885	2,920,960
Texas Instruments, Inc.	37,354	5,333,778
Thermo Fisher Scientific, Inc.	51,030	22,530,766
TJX Cos., Inc. (The)	63,053	3,508,899
Tyson Foods, Inc. (Class A Stock)	100,606	5,984,045
United Parcel Service, Inc. (Class B Stock)	63,964	10,658,321
Verizon Communications, Inc.	70,472	4,192,379
Walmart, Inc.	26,327	3,683,411
Walt Disney Co. (The)	27,228	3,378,450
Wells Fargo & Co.	325,126	7,643,712
Welltower, Inc., REIT	20,350	1,121,082
Weyerhaeuser Co., REIT	239,854	6,840,636
Zimmer Biomet Holdings, Inc.	26,519	3,610,297
Zoetis, Inc.	108,188	17,891,050
		740,298,900

Total Common Stocks (cost $843,473,954)		1,186,386,613
Preferred Stocks — 0.5%
Germany — 0.1%
Porsche Automobil Holding SE (PRFC)*	17,000	1,011,810
United States — 0.4%
Becton, Dickinson & Co., Series B, CVT, 6.000%(a)	16,525	870,041
Elanco Animal Health, Inc., CVT, 5.000%	2,497	110,767
Sempra Energy, Series A, CVT, 6.000%	21,874	2,153,495
Sempra Energy, Series B, CVT, 6.750%(a)	4,673	458,001
Southern Co. (The), CVT, 6.750%	29,319	1,364,506
		4,956,810

Total Preferred Stocks (cost $6,073,670)		5,968,620

Total Long-Term Investments (cost $849,547,624)		1,192,355,233
	Shares	Value

Short-Term Investments — 2.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	20,537,702	$20,537,702
PGIM Institutional Money Market Fund (cost $13,109,266; includes $13,103,548 of cash collateral for securities on loan)(b)(w)	13,146,776	13,144,147

Total Short-Term Investments (cost $33,646,968)		33,681,849

TOTAL INVESTMENTS—100.7% (cost $883,194,592)		1,226,037,082

Liabilities in excess of other assets — (0.7)%		(8,923,384)

Net Assets — 100.0%		$1,217,113,698

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,773,793; cash collateral of $13,103,548 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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